Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ASU 2016-02 Transition [Abstract]
Weighted average remaining lease term	1 year 11 months 26 days	3 years 9 months
Weighted average discount rate	4.75%	4.75%
Lease cost amount	$ 578,689	$ 63,749